CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net sales
Products	$ 285,493	$ 251,134	$ 323,387
Services	35,083	40,401	62,957
Total net sales	320,576	291,535	386,344
Cost of net sales
Products	178,463	193,567	284,238
Services	27,779	27,730	37,127
Gross profit	114,334	70,238	64,979
Operating expenses:
Selling, general and administrative	63,857	95,240	140,742
Research and development	30,123	38,044	63,243
Amortization of intangible assets	1,239	206
Impairment of goodwill and other long-lived assets	26		33,287
Restructuring	2,386	16,018	46,495
Net gain on divestitures	(4,546)	(5,548)	(100)
Total operating expenses	93,085	143,960	283,667
Operating income (loss)	21,249	(73,722)	(218,688)
Interest income	2,313	2,018	2,093
Interest expense	(252)	(279)	(552)
Other income (loss), net	(8,615)	9,808	2,303
Income (loss) before income taxes	14,695	(62,175)	(214,844)
Income tax expense	(2,918)	(3,115)	(10,860)
Net income (loss)	11,777	(65,290)	(225,704)
Net loss attributable to noncontrolling interests	1,610	161	16
Net income (loss) attributable to UTStarcom Holdings Corp.	$ 13,387	$ (65,129)	$ (225,688)
Net income (loss) per share attributable to UTStarcom Holdings Corp.-Basic (in dollars per share)	$ 0.09	$ (0.48)	$ (1.77)
Net income (loss) per share attributable to UTStarcom Holdings Corp.-Diluted (in dollars per share)	$ 0.09	$ (0.48)	$ (1.77)
Weighted average shares outstanding-Basic (in shares)	154,473	137,057	127,346
Weighted average shares outstanding-Diluted (in shares)	154,922	137,057	127,346